NOTE 4 – STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
NOTE 4 – STOCKHOLDERS’ EQUITY

NOTE 4 – STOCKHOLDERS’ EQUITY

Preferred stock

The Company has authorized 50,000,000 shares of preferred stock, $0.001 par value. The Company’s Board of Directors is authorized, without further action by the shareholders, to issue shares of preferred stock and to fix the designations, number, rights, preferences, privileges, and restrictions thereof, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences and sinking fund terms.

As of June 30, 2021, the Company had no classes and -0- shares of preferred stock issued and outstanding.

Common stock

The Company has authorized 500,000,000 shares of common stock, with a par value of $0.001 per share.

During the fiscal period ended June 30, 2021, the Company sold 689,000 shares of its common stock, $0.001 par value, at a purchase price of $0.25 per Share through a Regulation D, Rule 506 offering of its common shares (“Series C Private Placement Offering”). The Series C Private Placement Offering is still ongoing and will continue until (i) the Company sells up to an aggregate of 1,000,000 shares or (ii) the Board of Directors votes to close the offering.

As of June 30, 2021, the Company had 171,131,300 shares of common stock issued and outstanding.

NOTE 6 – STOCKHOLDERS’ EQUITY

Preferred stock

The Company has authorized 50,000,000 shares of preferred stock, $0.001 par value. The Company’s Board of Directors is authorized, without further action by the shareholders, to issue shares of preferred stock and to fix the designations, number, rights, preferences, privileges and restrictions thereof, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences and sinking fund terms.

As of December 31, 2020, the Company had no classes and -0- shares of preferred stock issued and outstanding.

Common stock

The Company has authorized 500,000,000 shares of common stock, with a par value of $0.001 per share.

2020 Issuances

During the fiscal year ended December 31, 2020, the Company conducted a private placement of its securities in the form of a Unit offering, in which each Unit included one share of the Company’s common stock and four stock purchase warrants with incremental exercise prices and expiration dates (See Note 6 – Warrants). Through this offering, the Company sold 439,300 Units for $65,894 in cash, or $0.15 a Unit, resulting in the Company issuing an aggregate of 439,300 shares of its common stock. This offering was closed on June 30, 2020.

As of December 31, 2020, the Company had 170,442,300 shares of common stock issued and outstanding.